Schedule of Stock Option Activity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Service Based Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Outstanding, Number Beginning Balance	4,897,770	500,000	500,000
Weighted Average Exercise Price Per Share, Number, Beginning Balance	$ 1.08	$ 1.08	$ 1.08
Weighted Average Remaining Contractual Term in Years, Beginning Balance	10 years	8 years 3 months 29 days	9 years 3 months 29 days
Aggregate Intrinsic Value, Beginning Balance	$ 1,175,417	$ 120,000	$ 120,000
Option Outstanding, Granted	1,815	4,397,770
Weighted Average Exercise Price Per Share, Granted	$ 2.06	$ 1.08
Option Outstanding, Exercised
Weighted Average Exercise Price Per Share, Exercised
Option Outstanding, Cancelled or Forfeited
Weighted Average Exercise Price Per Share, Cancelled or Forfeited
Option Outstanding, Number, Ending Balance	4,899,585	4,897,770	500,000
Weighted Average Exercise Price Per Share, Number Ending Balance	$ 1.08	$ 1.08	$ 1.08
Weighted Average Remaining Contractual Term in Years, Ending Balance	8 years 1 month 24 days	9 years 7 months 17 days	8 years 3 months 29 days
Aggregate Intrinsic Value, Ending Balance	$ 1,812,101	$ 1,175,417	$ 120,000
Option Outstanding, Options Exercisable Ending Balance	1,269,575	992,641
Weighted Average Exercise Price Per Share, Options Exercisable Ending Balance	$ 1.08	$ 1.08
Weighted Average Remaining Contractual Term in Years, Options Exercisable Ending Balance	8 years 1 month 24 days	9 years 7 months 17 days
Aggregate Intrinsic Value, Options Exercisable Ending Balance	$ 469,669	$ 258,811
Option Outstanding, Vested or Expected to Vest, Ending Balance	1,269,575	992,641
Weighted Average Exercise Price Per Share, Vested or Expected to Vest Ending Balance	$ 1.08	$ 1.08
Weighted Average Remaining Contractual Term in Years, Options	8 years 1 month 24 days	9 years 7 months 17 days
Aggregate Intrinsic Value Options Options Vested or Expected to Vest Ending Balance	$ 469,669	$ 258,811
Aggregate Intrinsic Value, granted
Performance Based Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Outstanding, Number Beginning Balance	600,000
Weighted Average Exercise Price Per Share, Number, Beginning Balance	$ 1.08
Weighted Average Remaining Contractual Term in Years, Beginning Balance		0 years
Aggregate Intrinsic Value, Beginning Balance	$ 144,000
Option Outstanding, Granted		600,000
Weighted Average Exercise Price Per Share, Granted		$ 1.08
Option Outstanding, Exercised
Weighted Average Exercise Price Per Share, Exercised
Option Outstanding, Cancelled or Forfeited
Weighted Average Exercise Price Per Share, Cancelled or Forfeited
Option Outstanding, Number, Ending Balance	600,000	600,000
Weighted Average Exercise Price Per Share, Number Ending Balance	$ 1.08	$ 1.08
Weighted Average Remaining Contractual Term in Years, Ending Balance	9 years 2 months 15 days	9 years 9 months 29 days
Aggregate Intrinsic Value, Ending Balance	$ 222,026	$ 144,000
Option Outstanding, Options Exercisable Ending Balance	118,752	85,938
Weighted Average Exercise Price Per Share, Options Exercisable Ending Balance	$ 1.08	$ 1.08
Weighted Average Remaining Contractual Term in Years, Options Exercisable Ending Balance	9 years 2 months 15 days	9 years 9 months 29 days
Aggregate Intrinsic Value, Options Exercisable Ending Balance	$ 43,964	$ 20,625
Option Outstanding, Vested or Expected to Vest, Ending Balance	118,752	85,938
Weighted Average Exercise Price Per Share, Vested or Expected to Vest Ending Balance	$ 1.08	$ 1.08
Weighted Average Remaining Contractual Term in Years, Options	9 years 2 months 15 days	9 years 9 months 29 days
Aggregate Intrinsic Value Options Options Vested or Expected to Vest Ending Balance	$ 43,964	$ 20,625